Summary of Significant Accounting Policies (Table)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Effects on Company's Consolidated Balance Sheet
Effects of the initial application of the new standard on the Company's consolidated balance sheet as of January 1, 2019:

	According to the previous accounting policy	The change	As presented according to Topic 842
	US$ thousands
Operating leases right-of-use	-	3,424	3,424
Prepaid expenses	90	(90)	-
Operating lease liabilities	-	(3,334)	(3,334)